DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Jul. 31, 2012
Entity Registrant Name	Advaxis, Inc.
Entity Central Index Key	0001100397
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 31, 2012